Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives for current and comparative periods
● Computers	3 years
● Leasehold improvements	2-8 years
● Laboratory equipment	5-7 years
● Machinery and Equipment	6-10 years
● Office furniture, equipment and accessories	14 years